                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      WELLSPRING MANAGEMENT, LLC
Address:   1790 KIRBY PARKWAY
           SUITE 127
           MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    GEORGE WHITE
Title:   MANAGING MEMBER
Phone:   (901) 753-6863

Signature, Place, and Date of Signing:


      /S/ George White                       Memphis, TN       November 13, 2007
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        31

Form 13F Information Table Value Total:   124,588 (THOUSANDS)

List of Other Included Managers:              N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
            COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- --------- ----------- -------- ------------------ ---------- -------- ---------------------
                                                                                                         VOTING AUTHORITY
                                 TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
         NAME OF ISSUER           CLASS      CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------- --------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADHEREX TECHNOLOGIES               COM    00686R 20 0       40   100,000             SOLE               100,000
ADTRAN, INC                        COM    00738A 10 6   18,899   820,620             SOLE               820,620
ALLIED CAP CORP MUTUAL FUND        COM    01903Q 10 8      735    25,000             SOLE                25,000
AMERICAN MED SYS HLDGS INC.        COM    02744M 10 8      339    20,000             SOLE                20,000
AMERICAN MED SYS HLDGS INC.        OPT    02744M 10 8        8    10,000     PUT     SOLE
AMERICAN ORIENTAL BIOENGR INC.     OPT    028731 10 7       29    20,000     CALL    SOLE
AMERICAN ORIENTAL BIOENGR INC.     COM    028731 10 7   35,699 3,201,700             SOLE             3,201,700
AMERICAN ORIENTAL BIOENGR INC.     OPT    028731 10 7      223   100,000     CALL    SOLE
AMERICAN ORIENTAL BIOENGR INC.     OPT    028731 10 7      390   100,000     CALL    SOLE
AMERICAN ORIENTAL BIOENGR INC.     OPT    028731 10 7       36    20,000     CALL    SOLE
BIOLASE TECHNOLOGY, INC.           COM     90911 10 8      550    80,349             SOLE                80,349
DARWIN PROFESSIONAL UNDERWRITER    COM    237502 10 9    3,871   179,210             SOLE               179,210
EV3 INC.                           COM    26928A 20 0      985    60,000             SOLE                60,000
HANESBRANDS INC.                   COM    410345 10 2   11,785   420,000             SOLE               420,000
HANSEN NATURAL CORP.               COM    411307 10 1    1,417    25,000             SOLE                25,000
HEELYS, INC.                       COM    42279M 10 7    1,931   242,233             SOLE               242,233
HOUSTON WIRE & CABLE CO.           COM    44244K 10 9    4,003   221,014             SOLE               221,041
INFINITY PPTY & CAS CORP           COM    45665Q 10 3   10,103   251,202             SOLE               251,202
J B HUNT TRANSPORTATION SVCS       COM    445658 10 7    2,388    90,802             SOLE                90,802
J B HUNT TRANSPORTATION SVCS       OPT    445658 10 7        6    30,000     PUT     SOLE
J B HUNT TRANSPORTATION SVCS       OPT    445658 10 7      202   124,400     PUT     SOLE
LIBERTY MEDIA HOLDING CORP      COM SER A 53071M 10 4    3,095    24,794             SOLE                24,794
NAUTILUS INC                       COM    63910B 10 2    1,046   131,300             SOLE               131,300
RAND LOGISTICS INC                 COM    752182 10 5      287    53,025             SOLE                53,025
TESCO PLC                          COM    88157K 10 1    6,476   720,800             SOLE               720,800
USEC INC.                          OPT    90333E 10 8        7    20,000     PUT     SOLE

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
            COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- --------- ----------- -------- ------------------ ---------- -------- ---------------------
                                                                                                         VOTING AUTHORITY
                                 TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
         NAME OF ISSUER           CLASS      CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------- --------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
USEC INC.                          OPT    90333E 10 8       58    20,000     PUT     SOLE
USEC INC.                          OPT    90333E 10 8       25    20,000     PUT     SOLE
UTSTARCOM INC                      COM    918076 10 0    1,537   420,000             SOLE               420,000
WERNER ENTERPRISES INC             COM    950755 10 8      686    40,000             SOLE                40,000
WORLD FUEL SERVICES CORP           COM    981475 10 6   17,732  434, 500             SOLE               434,500